Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 03, 2026	Mar. 31, 2026	Mar. 31, 2025	Jan. 06, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of common units (in Shares)		1		1
OpCo common units (in Shares)		27,652,068		27,652,068
Interest rate		94.30%		94.30%
PIH rollover holders common units (in Shares)		1,676,830		1,676,830
PIH rollover holders common units interest rate		5.70%		5.70%
Cash equivalents (in Dollars)
Required deposit amount (in Dollars)		15,700		15,700
Interest receivables (in Dollars)	1,400	$ 0		$ 0
Percentage of required hedge		85.00%		85.00%
Oil and natural gas sales (in Dollars)	$ 20,100	$ 16,700		$ 16,700
Compensation expense recognized (in Dollars)			$ 47,000	$ 15,000
Class B units vested percentage		20.00%		20.00%
Percentage of Class B units vested final		20.00%		20.00%
Cash distribution (in Dollars)						$ 75,000
Successor [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Impairment (in Dollars)		$ 0
Compensation expense (in Dollars)		$ 400
Predecessor [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Impairment (in Dollars)			$ 0
Customer Concentration Risk [Member] | Purchaser One [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		22.00%	22.00%		26.00%
Customer Concentration Risk [Member] | Purchaser One [Member] | Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	33.00%			23.00%
Customer Concentration Risk [Member] | Purchaser Two [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%	17.00%	15.00%		13.00%
Customer Concentration Risk [Member] | Purchaser Two [Member] | Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				20.00%
Customer Concentration Risk [Member] | Purchaser Three [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%	11.00%	13.00%		12.00%
Customer Concentration Risk [Member] | Purchaser Three [Member] | Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				14.00%
Customer Concentration Risk [Member] | Purchaser Four [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%	11.00%	11.00%		10.00%
Customer Concentration Risk [Member] | Purchaser Four [Member] | Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				12.00%
Customer Concentration Risk [Member] | Purchaser Five [Member] | Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.00%
Class B Unit Holders [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash distribution (in Dollars)						$ 15,000
Class B Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of common units (in Shares)		1		1
Common unit par value per share (in Dollars per share)		$ 0.0001		$ 0.0001